EXPLANATORY NOTE

This filing relates to the WisdomTree U.S. Total Dividend Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. Dividend ex-Financials Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. Quality Shareholder Yield Fund, WisdomTree U.S. Total Market Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. Multifactor Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Global High Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund, WisdomTree China ex-State-Owned Enterprises Fund, each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase